SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Number of Reserved and Authorized Shares Under the Equity Incentive Plans

As of December 31, 2016, the number of Reserved and Authorized Shares under the Equity Incentive Plans is as detailed below:

2016
Stock Options outstanding	12,578
RSU outstanding	937
PSU outstanding	195
Ordinary shares available for issuance under the Equity Incentive Plans	2,887

Total Reserved and Authorized Shares as of December 31, 2016	16,597

Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information is as follows:

	Options in thousands	Weighted average exercise price	Aggregate intrinsic value
	2016
Outstanding at beginning of year	12,739	$57.69	$305,810
Granted	2,710	$80.74
Exercised	(2,781)	$40.16
Forfeited	(90)	$57.15

Outstanding at December 31, 2016	*)12,578	$66.54	$225,384

Exercisable at December 31, 2016	7,326	$60.27	$177,235

*)	As of December 31, 2016, approximately 12.5 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Summary of Options Outstanding by Exercise Price Range

The options outstanding as of December 31, 2016, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
29.49	84	0.49	29.49	84	0.49	29.49
43.95-49.50	1,799	3.44	49.40	1,469	3.43	49.39
51.98-55.95	3,219	2.11	53.82	3,048	2.09	53.71
64.03-74.51	3,180	4.76	67.18	1,371	4.35	65.35
80.67-84.77	4,295	5.83	83.50	1,353	5.66	83.60

29.49-84.77	12,577	4.23	66.54	7,325	3.42	60.27

Summary of Restricted Stock Units Activity

A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2016
Number in thousands
Outstanding at beginning of year	812
Granted	528
Vested	(280)
Forfeited	(123)

Outstanding as of December 31,	937

Summary of Performance Stock Units Activity

A summary of the Company’s PSUs activity is as follows:

Year ended December 31,
2016
Number in thousands
Outstanding at beginning of year	156
Granted	102
Vested	(37)
Forfeited	(26)

Outstanding as of December 31,	195

Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs

Stock-based compensation expense related to stock options, RSUs and PSUs is included in the consolidated statements of operations as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Cost of revenues	$2,153	$1,585	$1,090
Research and development	12,718	11,544	9,284
Selling and marketing	19,168	16,351	13,339
General and administrative	48,693	46,822	39,456

	$82,732	$76,302	$63,169